[logo] PIONEER Investments(R)




January 5, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust V (the "Trust")
     (File Nos. 333-129005 and 811-21823)
     CIK No. 0001341256

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to Pioneer Absolute Return Bond Fund, Pioneer Global Equity Fund, Pioneer High Income Municipal Fund, Pioneer Long/Short Global Bond Fund and Pioneer Long/Short Opportunistic Credit Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 21 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on December 23, 2014 (SEC Accession No. 0001341256-14-000024).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,



/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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